Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 284,989	$ 359,453
Short-term investments	3,609	6,941
Notes and accounts receivable, net	91,763	79,135
Inventories	81,518	94,186
Restricted assets-current	19,157	19,515
Noncurrent assets held for sale	10,576
Prepaid expenses and other current assets	6,878	9,567
Total current assets	498,490	568,797
Long-term investments	4,242
Property and equipment, net	101,410	51,370
Deferred income tax assets, net	5,066	3,402
Goodwill	58,331	58,964
Intangible assets, net	1,021	7,429
Other assets	4,054	3,770
Total assets	672,614	693,732
Current Liabilities
Notes and accounts payable	27,657	56,423
Bank loan		25,000
Income tax payable	4,163	11,492
Refund liabilities	2,093
Current portion of long-term payable	319	566
Accrued expenses and other current liabilities	79,419	83,763
Total current liabilities	113,651	177,244
Long-term payable, net of current portion		108
Other long-term liabilities	26,686	22,329
Total liabilities	140,337	199,681
Commitments and Contingencies (Note 19)
Shareholders' Equity
Ordinary Shares at US$ 0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 143,162 thousand shares in 2017 and 144,679 thousand shares in 2018	1,447	1,431
Additional paid-in capital	263,230	242,487
Accumulated other comprehensive income	495	2,643
Retained Earnings	301,860	247,490
Treasury Stock	(34,755)
Total shareholders' equity	532,277	494,051
Total liabilities and shareholders' equity	$ 672,614	$ 693,732